Equity, Warrants (Q3) (Details) $ / shares in Units, $ in Thousands				2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 10, 2017 USD ($) $ / shares shares	Nov. 03, 2016 USD ($) $ / shares shares	Jul. 26, 2016 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 15, 2017
Warrants and Rights Disclosure [Abstract]
Proceeds from exercise of warrants							$ 0	$ 1,981	$ 1,989	$ 0
Warrants outstanding									0	1,843
Change in fair value of warrant liability					$ 0	$ 4	0	1,470	1,475	$ 818
Risk-Free Interest Rate [Member]
Warrants and Rights Disclosure [Abstract]
Warrants measurement input		0.0133	0.0094
Risk-Free Interest Rate [Member] | Minimum [Member]
Warrants and Rights Disclosure [Abstract]
Warrants measurement input										0.0147	0.0145
Risk-Free Interest Rate [Member] | Maximum [Member]
Warrants and Rights Disclosure [Abstract]
Warrants measurement input										0.0196	0.0199
Expected Warrant Option Life [Member]
Warrants and Rights Disclosure [Abstract]
Expected warrant option life		5 years 6 months	3 years 6 months
Expected Warrant Option Life [Member] | Minimum [Member]
Warrants and Rights Disclosure [Abstract]
Expected warrant option life										3 years 1 month 6 days	2 years 10 months 2 days
Expected Warrant Option Life [Member] | Maximum [Member]
Warrants and Rights Disclosure [Abstract]
Expected warrant option life										5 years 3 months 18 days	5 years 6 months
Replacement Warrants [Member]
Warrants and Rights Disclosure [Abstract]
Warrants outstanding					$ 500		$ 500		$ 500
Replacement Warrants [Member] | Expected Dividend Yield [Member]
Warrants and Rights Disclosure [Abstract]
Warrants measurement input					0		0		0
Replacement Warrants [Member] | Expected Stock Price Volatility [Member] | Minimum [Member]
Warrants and Rights Disclosure [Abstract]
Warrants measurement input					0.4965		0.4965		0.4965
Replacement Warrants [Member] | Expected Stock Price Volatility [Member] | Maximum [Member]
Warrants and Rights Disclosure [Abstract]
Warrants measurement input					0.5038		0.5038		0.5038
Replacement Warrants [Member] | Risk-Free Interest Rate [Member] | Minimum [Member]
Warrants and Rights Disclosure [Abstract]
Warrants measurement input					0.0195		0.0195		0.0195
Replacement Warrants [Member] | Risk-Free Interest Rate [Member] | Maximum [Member]
Warrants and Rights Disclosure [Abstract]
Warrants measurement input					0.0197		0.0197		0.0197
Replacement Warrants [Member] | Expected Warrant Option Life [Member]
Warrants and Rights Disclosure [Abstract]
Expected warrant option life					5 years		5 years		5 years
Series B Convertible Preferred Stock [Member] | Investor Warrants [Member]
Warrants and Rights Disclosure [Abstract]
Warrants issuance cost			$ 0
Warrants to purchase shares of common stock (in shares) | shares			440
Exercise price of warrants (in dollars per share) | $ / shares			$ 7,896
Warrants exercisable period							36 months		36 months
Period warrants became exercisable from closing date							6 months		6 months
Series D Convertible Preferred Stock [Member] | Investor Warrants [Member]
Warrants and Rights Disclosure [Abstract]
Warrants issuance cost	$ 0
Warrants to purchase shares of common stock (in shares) | shares	141
Exercise price of warrants (in dollars per share) | $ / shares	$ 1,512
Warrants exercisable period							60 months		60 months
Period warrants became exercisable from closing date							6 months		6 months
Series C and D Convertible Preferred Stock [Member] | Investor Warrants [Member]
Warrants and Rights Disclosure [Abstract]
Warrants issuance cost		$ 0
Warrants to purchase shares of common stock (in shares) | shares		2,522
Exercise price of warrants (in dollars per share) | $ / shares		$ 1,512
Adjusted exercise price of warrants (in dollars per share) | $ / shares		$ 1,428
Series B, C And D Convertible Preferred Stock [Member] | Placement Agent Warrant [Member]
Warrants and Rights Disclosure [Abstract]
Warrants issuance cost							$ 0
Warrants to purchase shares of common stock (in shares) | shares					194		194
Expiration term of warrants							5 years
Series B, C And D Convertible Preferred Stock [Member] | Placement Agent Warrant [Member] | Minimum [Member]
Warrants and Rights Disclosure [Abstract]
Exercise price of warrants (in dollars per share) | $ / shares					$ 1,785		$ 1,785
Series B, C And D Convertible Preferred Stock [Member] | Placement Agent Warrant [Member] | Maximum [Member]
Warrants and Rights Disclosure [Abstract]
Exercise price of warrants (in dollars per share) | $ / shares					$ 11,340		$ 11,340
Warrant Exercise Agreement [Member] | Original Warrants [Member]
Warrants and Rights Disclosure [Abstract]
Proceeds from exercise of warrants				$ 2,000
Warrants outstanding					$ 0		$ 0		$ 0
Relinquished amount of warrants								$ 100	$ 100
Warrant Exercise Agreement [Member] | Replacement Warrants [Member]
Warrants and Rights Disclosure [Abstract]
Warrants to purchase shares of common stock (in shares) | shares				3,105
Warrant Exercise Agreement [Member] | Replacement Warrants [Member] | Minimum [Member]
Warrants and Rights Disclosure [Abstract]
Exercise price of warrants (in dollars per share) | $ / shares				$ 484.40
Warrant Exercise Agreement [Member] | Replacement Warrants [Member] | Maximum [Member]
Warrants and Rights Disclosure [Abstract]
Exercise price of warrants (in dollars per share) | $ / shares				$ 1,397.20